Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

26.Earnings per share

	31 December	31 December	31 December
	2025	2024	2023
Numerator:
Profit attributable to owners of the Company	17,604,007	30,790,359	23,724,634
Denominator:
Weighted average number of shares (*)	2,178,379,952	2,181,023,660	2,182,106,193
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	8.08	14.12	10.87

	31 December	31 December	31 December
	2025	2024	2023
Numerator:
Profit from continuing operations attributable to owners of the Company	17,791,410	14,523,109	20,002,327
Denominator:
Weighted average number of shares (*)	2,178,379,952	2,181,023,660	2,182,106,193
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	8.17	6.66	9.17

26.Earnings per share (continued)

	2025	2024	2023
Numerator:
Profit from discontinuing operations attributable to owners of the Company	(187,403)	16,267,250	3,722,307
Denominator:
Weighted average number of shares (*)	2,178,379,952	2,181,023,660	2,182,106,193
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	(0.09)	7.46	1.71
(*)	Refer to Note 25 - Treasury shares